UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	02/28/2005

Date of reporting period:	11/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Government Income Fund, Inc.

Schedule of Investments as of November 30, 2004 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 96.0%

Asset Backed Securities 1.0%

		MBNA Master Credit Card Trust,
		Ser. 1999-J, Class A,
	$9,800	7.00%, 2/15/12	$11,018,055

Commercial Mortgage Backed Securities 7.2%

		Bear Stearns Commercial
		Mortgage Securities, Inc.,
		Ser. 2000-WF1, Class A1,
	840	7.64%, 2/15/32	895,784
		Ser. 2004-T16, Class A5,
	10,800	4.60%, 2/13/46	10,620,763
		First Union Lehman Brothers Commercial Trust,
		Ser. 1997-C1, Class A3,
	13,202	7.38%, 4/18/29	14,102,907
		First Union National Bank
		Commercial Mortgage Trust,
		Ser. 2000-C1, Class A1,
	4,426	7.739%, 5/17/32	4,814,673
		Ser. 2000-C2, Class A1,
	7,326	6.94%, 10/15/32	7,779,592
		GS Mortgage Securities Corp. II,
		Ser. 2003-C1, Class A3,
	18,200	4.608%, 1/10/40	18,023,225

		Keycorp,
		Ser. 2000-C1, Class A2,
	10,000	7.727%, 5/17/32	11,441,559
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 1996-C1, Class A3,
	448	7.42%, 4/25/28	453,750
		Morgan Stanley Dean Witter Capital,
		Ser. 2001-TOP1, Class A2,
	7,963	6.32%, 2/15/33	8,421,195

		Total commercial mortgage backed securities	76,553,448

Collateralized Mortgage Obligations 6.5%

		Federal Home Loan Mortgage Corp.,
		Ser. 2002 - 1B, Class RL,
	10,000	5.50%, 4/25/17	10,374,343
		Ser. 2496, Class PM,
	9,000	5.50%, 9/15/17	9,173,853
		Ser. 2501, Class MC,
	7,000	5.50%, 9/15/17	7,222,520
		Ser. 2513, Class HC,
	6,650	5.00%, 10/15/17	6,584,141
		Ser. 2518, Class PV,
	5,500	5.50%, 6/15/19	5,609,452
		Federal National Mortgage Association,
		Ser. 2002-57, Class ND,
	7,400	5.50%, 9/25/17	7,638,753
		Ser. 2002-94, Class HQ,
	18,000	4.50%, 1/25/18	17,412,861
		Structured Adjustable Rate Mortgage Loan,
		Ser. 2004-1, Class 4A3,
	4,892	4.17%, 2/25/34	4,909,353
		Washington Mutual Mortgage Securities Corp.,
		Ser. 2002-AR4, Class A7,
	839	5.4990301%, 4/26/32	839,828

		Total collateralized mortgage obligations	69,765,104

Dryden Government Income Fund, Inc.

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
Mortgage Backed Securities 37.4%

		Federal Home Loan Mortgage Corp.,
16,055		5.00%, 6/1/33	15,903,477
1,500	(a)	5.00%, TBA	1,481,250
1,760		6.00%, 9/1/34	1,817,279
9,500	(a)	6.00%, TBA	9,796,875
3,998		6.50%, 8/01/10 - 9/01/32	4,213,119
8,948		7.00%, 2/01/09 - 9/01/32	9,347,542
48	(c)	7.50%, 6/1/24	52
740		8.00%, 3/01/22 - 5/01/23	807,341
366		8.50%, 6/01/07 - 11/01/19	402,765
572		9.00%, 9/01/05 - 1/01/20	634,259
264		11.50%, 10/1/19	296,084
		Federal National Mortgage Association,
8,450		4.012%, 9/1/33	8,380,182
10,254		4.281%, 4/1/34	10,313,070
10,929		4.45%, 6/1/34	11,018,968
10,557		4.899%, 10/1/34	10,670,019
7,137		5.00%, 2/1/19	7,242,551
95,000	(a)	5.00%, TBA	93,693,750
1,942		5.50%, 10/1/18	2,004,860
3,090		5.50%, 10/1/18	3,190,950
1,670		5.50%, 11/1/18	1,724,396
2,000	(a)	5.50%, TBA	2,062,500
11,000	(a)	5.50%, TBA	11,123,750
500	(a)	6.00%, TBA	515,938
8,000	(a)	6.50%, TBA	8,477,504
2,854		7.00%, 9/1/33	3,028,673
771		7.00%, 10/1/33	818,591
7,311		7.00%, 11/1/33	7,758,204
1,075		7.00%, 11/1/33	1,141,240
32,253		5.00%, 7/01/18 - 3/01/34	32,325,714
843		5.50%, 8/01/15 - 2/01/17	871,987
4,356		6.00%, 11/1/14	4,575,774
7,137		6.30%, 3/1/11	7,751,760
28,824		6.50%, 2/01/09 - 10/01/32	30,326,302
30,700		7.00%, 4/01/11 - 2/01/34	32,591,816
8,620		7.50%, 12/01/06 - 10/01/26	9,084,057
2		8.00%, 10/1/24	2,299

Dryden Government Income Fund, Inc.

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
43		8.50%, 6/01/17 - 3/01/25	46,668
329		9.00%, 4/01/25	367,585
97		9.50%, 10/01/19 - 2/01/25	109,214
		Government National Mortgage Association,
905		5.00%, 1/15/34	901,406
990		5.00%, 1/15/34	985,801
986		5.00%, 1/15/34	982,462
991		5.00%, 2/15/34	987,017
23,722		5.00%, 7/15/33 - 4/15/34	23,648,445
18,076		7.00%, 2/15/09 - 2/15/29	19,328,401
3,020		7.50%, 7/15/07 - 10/15/24	3,250,691
1,976		8.50%, 4/15/25	2,168,887
1,179		9.50%, 10/15/09 - 12/15/17	1,327,224
		Government National Mortgage Association II,
153		9.50%, 5/20/18 - 8/20/21	171,946

		Total mortgage backed securities	399,670,645

Municipal Bonds 0.8%
		New Jersey Economic Development Authority, Ser. B,
11,851		Zero Coupon, 2/15/12	8,398,922

U.S. Government Agency Securities 25.3%
		Federal Home Loan Bank,
29,070		4.75%, 8/13/10	29,844,570
16,260		5.25%, 6/18/14	16,966,335
8,000		6.43%, 2/20/07	8,520,000
		Federal Home Loan Mortgage Corp.,
78,625	(b)(d)	4.25%, 7/15/09	79,660,884
53,035		4.125%, 9/1/09	52,758,476
		Federal National Mortgage Association,
64,290	(d)	4.25%, 5/15/09	65,189,224
17,360		4.625%, 10/15/13	17,309,378

		Total U.S. government agency securities	270,248,867

Small Business Administration Agency 4.8%
		Small Business Administration, Ser. 1995-20B,
4,519		8.15%, 2/1/15	4,862,127
		Ser. 1995-20L,
10,514		6.45%, 12/1/15	11,055,621
		Ser. 1996-20H,
13,675		7.25%, 8/1/16	14,640,390
		Ser. 1996-20K,
8,274		6.95%, 11/1/16	8,833,527

Dryden Government Income Fund, Inc.

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)		Description	Value
		Ser. 1997-20A,
4,051		7.15%, 1/1/17	4,340,717
		Ser. 1998-20I,
7,616		6.00%, 9/1/18	8,017,209

		Total small business administration agency	51,749,591

U.S. Government Obligations 13.0%
		United States Treasury Bonds,
3,050		Zero Coupon, 11/15/27	907,698
10,800	(d)	5.25%, 11/15/28	11,034,144
32,833	(d)	5.375%, 2/15/31	34,556,733
9,930	(d)	5.50%, 8/15/28	10,485,464
36,000	(d)	13.25%, 5/15/14	50,107,500
		United States Treasury Notes,
775		3.50%, 11/15/09	767,977
31,165	(d)	4.25%, 11/15/14	30,897,168

		Total U.S. government obligations	138,756,684

		Total Long-Term Investments (cost $1,017,683,315)	1,026,161,316

SHORT-TERM INVESTMENTS 39.0%
Mutual Fund

Shares (000)
417,197		Dryden Core Investment Fund - Taxable Money Market Series (cost $417,197,341)(e)	417,197,341

		Total Investments 135.0% (cost $1,434,880,656)(f)	1,443,358,657
		Variation Margin on Open Futures Contracts, net(g)	(271,092)
		Liabilities in excess of other assets (35.0%)	(373,566,044)

		Net Assets 100.0%	$1,069,521,521

(a)	The aggregate value of $127,151,567 represents a to-be-announced (“TBA”) securities purchased on a forward commitment basis.

Dryden Government Income Fund, Inc.

(b)	Partial principal amount pledged as collateral for financial future contracts.

(c)	Represents actual principal amount (not rounded to nearest thousand).

(d)	Portion of securities on loan with an aggregate market value of $242,442,486; cash collateral of $248,247,281 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(f)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,436,595,645	$15,701,355	$8,938,343	$6,763,012

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

(g)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
205	U.S. T- Bonds	Dec. 04	$22,803,630	$22,774,219	$(29,411)

240	U.S. T- Bonds	Mar. 05	26,466,369	26,430,000	(36,369)

Short Positions:
717	10Yr. U.S. T-Note	Mar. 05	80,059,759	79,407,750	652,009

238	5Yr. U.S. T-Note	Mar. 05	25,954,135	25,901,094	53,041

533	2Yr. U.S. T-Note	Mar. 05	111,545,520	111,630,187	(84,667)

					$554,603

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.